Investment in Affiliated Company (Details) - Schedule of investment in affiliate of operating data - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule of investment in affiliate of operating data [Abstract]
Revenue
Operating loss	(10,046)	(8,598)
Net loss	$ (10,032)	$ (8,646)